Document and Entity Information	Total
Risk/Return:
Document Type	497
Document Period End Date	Jun. 30, 2017
Registrant Name	SA FUNDS INVESTMENT TRUST
Central Index Key	0001075065
Amendment Flag	false
Document Creation Date	Dec. 15, 2017
Document Effective Date	Dec. 15, 2017
Prospectus Date	Oct. 29, 2017
Investor Class Shares | SA U.S. Fixed Income Fund | SA U.S. Fixed Income Fund
Risk/Return:
Trading Symbol	SAUFX
Investor Class Shares | SA Global Fixed Income Fund | SA Global Fixed Income Fund
Risk/Return:
Trading Symbol	SAXIX
Investor Class Shares | SA U.S. Core Market Fund | SA U.S. Core Market Fund
Risk/Return:
Trading Symbol	SAMKX
Investor Class Shares | SA U.S. Value Fund | SA U.S. Value Fund
Risk/Return:
Trading Symbol	SABTX
Investor Class Shares | SA U.S. Small Company Fund | SA U.S. Small Company Fund
Risk/Return:
Trading Symbol	SAUMX
Investor Class Shares | SA International Value Fund | SA International Value Fund
Risk/Return:
Trading Symbol	SAHMX
Investor Class Shares | SA International Small Company Fund | SA International Small Company Fund
Risk/Return:
Trading Symbol	SAISX
Investor Class Shares | SA Emerging Markets Value Fund | SA Emerging Markets Value Fund
Risk/Return:
Trading Symbol	SAEMX
Investor Class Shares | SA Real Estate Securities Fund | SA Real Estate Securities Fund
Risk/Return:
Trading Symbol	SAREX